Interest rate benchmark reform - Disclosure of exposures impacted by the interest rate benchmark reform (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-derivative financial assets
Financial assets at fair value through profit or loss	£ 1,429	£ 1,798
Loans and advances to banks	5,661	4,478
Loans and advances to customers	434,968	430,829
Total financial assets at amortised cost	499,801	490,316
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	5,643	6,537
Debt securities in issue	58,866	55,261
Securitisation notes	3,603	3,705
Interest Rate Benchmark Reform amendments | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss		303
Loans and advances to banks	1,586	3,252
Loans and advances to customers	2,166	5,968
Total financial assets at amortised cost	3,752	9,220
Non-derivative financial assets	3,752	9,523
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	103	103
Debt securities in issue	4,209	3,574
Non-derivative financial liabilities	4,312	3,677
Notional amount	141,458	147,731
Securitisation notes		3,494
Interest Rate Benchmark Reform amendments | Interest rate risk | Interest rate
Non-derivative financial liabilities
Notional amount	120,503	125,068
Interest Rate Benchmark Reform amendments | Interest rate risk | Cross currency
Non-derivative financial liabilities
Notional amount	20,955	22,663
Interest Rate Benchmark Reform amendments | Sterling LIBOR | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	0	131
Loans and advances to banks	0	0
Loans and advances to customers	886	3,419
Total financial assets at amortised cost	886	3,419
Non-derivative financial assets	886	3,550
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Debt securities in issue	0	0
Non-derivative financial liabilities	0	0
Notional amount	1,411	4,271
Interest Rate Benchmark Reform amendments | Sterling LIBOR | Interest rate risk | Interest rate
Non-derivative financial liabilities
Notional amount	1,411	4,271
Interest Rate Benchmark Reform amendments | Sterling LIBOR | Interest rate risk | Cross currency
Non-derivative financial liabilities
Notional amount	0	0
Interest Rate Benchmark Reform amendments | US Dollar LIBOR | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	0	172
Loans and advances to banks	1,586	3,252
Loans and advances to customers	1,275	2,549
Total financial assets at amortised cost	2,861	5,801
Non-derivative financial assets	2,861	5,973
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	103	100
Debt securities in issue	3,888	3,548
Non-derivative financial liabilities	3,991	3,648
Notional amount	138,293	143,460
Interest Rate Benchmark Reform amendments | US Dollar LIBOR | Interest rate risk | Interest rate
Non-derivative financial liabilities
Notional amount	118,296	120,797
Interest Rate Benchmark Reform amendments | US Dollar LIBOR | Interest rate risk | Cross currency
Non-derivative financial liabilities
Notional amount	19,997	22,663
Interest Rate Benchmark Reform amendments | Other LIBOR | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	0	0
Loans and advances to banks	0	0
Loans and advances to customers	5	0
Total financial assets at amortised cost	5	0
Non-derivative financial assets	5	0
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	0	3
Debt securities in issue	321	26
Non-derivative financial liabilities	321	29
Notional amount	1,754	0
Interest Rate Benchmark Reform amendments | Other LIBOR | Interest rate risk | Interest rate
Non-derivative financial liabilities
Notional amount	796	0
Interest Rate Benchmark Reform amendments | Other LIBOR | Interest rate risk | Cross currency
Non-derivative financial liabilities
Notional amount	£ 958	£ 0